Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Income Tax Expense

The below table summarizes the computation of income tax expense for the year ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
Net income (loss) before taxes	€(4,481,601)	€(3,130,635)	€1,395,092
Add: permanent differences	2,539,999	886,178	59,930
Add (less): temporary differences	1,941,602	(68,819)	1,321
Less: cancellation of negative tax base	-	-	-
Taxable income (loss)	-	(2,313,276)	1,456,343
Tax rate at 25%	-	(93,022)	364,086
Add (less): deferred income tax expenses (recovery)	(1,144,601)	(1,023,826)	2,428
Income tax expense (recovery)	€(1,144,601)	€(1,116,848)	€366,514

Schedule of Reconciliation Between the Statutory Rate and the Effective Income Tax Rate

The following table provides a reconciliation between the statutory rate and the effective income tax rate, expressed as a percentage of income before income taxes:

	Year Ended December 31,
	2024	2023	2022
Tax at the statutory rate	25.0%	25.0%	25.0%
Penalties	0.0%	-7.1%	1.1%
Cancellation of negative tax basis	0.0%	0.0%	0.0%
Temporary differences	-10.8%	0.5%	0.0%
Tax Credit	0.0%	0.0%	0.0%
Effective tax rate	14.2%	18.4%	26.1%